Share Based Payment Plans - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
Options granted expiry date	ten-year
Subordinate voting shares available to be granted	10,814,828
Description of option pricing model, share options granted	Black-Scholes option-pricing model
Share based compensation expense	$ 15.5	$ 20.7
Unrecognized compensation cost related to unvested share-based payments	17.2	21.7
Expense from share-based payment transactions with employees	15.5	20.7
Change in fair value of the total return swaps	4.3	0.0
Number of Vesting Requirement for Share Based Payment Arrangement	14.6
Selling, general and administrative expense [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value of the total return swaps	1.2
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense	3.0	0.0
Liabilities from share-based payment transactions	3.0	0.0
Expense from share-based payment transactions with employees	3.0	0.0
Share based payment transactions paid	$ 0.0	0.0
Term of the swap agreement	12 months
Deferred Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense		0.8
Liabilities from share-based payment transactions	$ 7.6	9.7
Expense from share-based payment transactions with employees		0.8
Share based payment transactions paid	2.1	0.6
General and administrative expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense	15.5	20.7
Expense from share-based payment transactions with employees	$ 15.5	$ 20.7